UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended: June 30, 2003
                                                          -------------

                            Check here if Amendment: ________

           Institutional Investment Manager Filing this Report:*

           Name:         Trustees of the Pension Trust of
                         Bethlehem Steel Corporation and Subsidiary Companies
           Address:      Martin Tower
                         Bethlehem, Pennsylvania  18016-7699

           Form 13F File Number:  028-00313

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:

           Name:               J. Gerard Mead
           Title:              Chairperson, Trustees
           Phone:              610-694-3763

           Signature, Place and Date of Signing:


           /s/ J. Gerard Mead
           -------------------------------
           J. Gerard Mead
           Bethlehem, Pennsylvania
           August 13, 2003

           Report Type (Check only one.):

                X      13F Holdings Report.
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                       13F Notice.
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                       13F Combination Report.
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*Has discontinued operations as an institutional money manager and will no longer be filing Form 13F.



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                                    Form 13-F

                                  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:             0

Form 13F Information Table Value Total:             $0 (thousands)

List of Other Included Managers:                    None